Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

(in thousands of USD)	December 31, 2020	December 31, 2019
Bank deposits	—	215,000
Cash at bank and in hand	161,478	81,954
TOTAL	161,478	296,954